Accrued Expenses (Details Textual) (Junket Agents [Member])	12 Months Ended
Dec. 31, 2014
Junket Agents [Member]
Accrued Expenses [Line Items]
Rolling Chip Turnover Percentage	10.00%
Percentage of Commission Payable	13.68%